Changes in share capital, in number of shares (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of outstanding shares on December 31, 2021		9,689,534,572	8,835,526,885
Increase of capital stock with issuance of shares – bonus of 10%	[1]		883,552,687,000
Acquisition of treasury shares	[2]		R$ (29,545,000)
Increase of capital stock with issuance of shares – bonus of 10%	[1]	968,953,456,000
Acquisition of treasury shares	[2]	R$ (16,317,800)
Number of outstanding shares on December 31, 2022		10,642,170,228	9,689,534,572
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares on December 31, 2021		4,853,085,347	4,427,799,316
Increase of capital stock with issuance of shares – bonus of 10%	[1]		442,779,931,000
Acquisition of treasury shares	[2]		R$ (17,493,900)
Increase of capital stock with issuance of shares – bonus of 10%	[1]	485,308,534,000
Acquisition of treasury shares	[2]	R$ (8,089,200)
Number of outstanding shares on December 31, 2022		5,330,304,681	4,853,085,347
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares on December 31, 2021		4,836,449,225	4,407,727,569
Increase of capital stock with issuance of shares – bonus of 10%	[1]		440,772,756,000
Acquisition of treasury shares	[2]		R$ (12,051,100)
Increase of capital stock with issuance of shares – bonus of 10%	[1]	483,644,922,000
Acquisition of treasury shares	[2]	R$ (8,228,600)
Number of outstanding shares on December 31, 2022		5,311,865,547	4,836,449,225

[1]	It benefited the shareholders registered in the records of Bradesco on April 18, 2022 (April 16 in 2021); and
[2]	On March 10, 2022, the cancellation of all shares held in treasury issued by the Company was approved, without reduction in the capital stock, approved by Bacen on March 31, 2022.